Investment in associates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Statement [Line Items]
Beginning Balance, Carrying amount	$ 0
Ending Balance, Carrying amount	42,430
Acquisition of equity investment	60,590
Disposal (note 1)	(12,280)
Company's share of net loss of associates	5,880
Dolly Varden [Member]
Statement [Line Items]
Beginning Balance, Carrying amount	0
Ending Balance, Carrying amount	42,303
Acquisition of equity investment	60,439
Disposal (note 1)	(12,280)
Company's share of net loss of associates	5,856
UMS [Member]
Statement [Line Items]
Beginning Balance, Carrying amount	0
Ending Balance, Carrying amount	127
Acquisition of equity investment	151
Disposal (note 1)	0
Company's share of net loss of associates	$ 24